Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
14. Discontinued Operations

Discontinued operations includes our government-guaranteed and private education lending business.  At December 31, 2025, and December 31, 2024, approximately $205 million and $257 million, respectively, of education loans are included in discontinued assets on our Consolidated Balance Sheets. Net interest income after provision for credit losses for this business is not material and is included in income (loss) from discontinued operations, net of taxes on the consolidated statements of income.